Stockholders’ (Deficit) Equity (Details) $ / shares in Units, $ in Millions		6 Months Ended	12 Months Ended
	Mar. 21, 2022 $ / shares shares	Sep. 30, 2024 USD ($) $ / shares shares	Mar. 31, 2024 USD ($) $ / shares shares	Mar. 31, 2023 $ / shares shares
Stockholders’ (Deficit) Equity [Line Items]
Common stock, shares authorized		15,000,000	15,000,000	15,000,000
Common stock, par value (in Dollars per share) | $ / shares		$ 0.0001	$ 0.0001	$ 0.0001
Common stock, shares outstanding		1,846,250	1,846,250	1,846,250
Common stock, shares issued		1,846,250	1,846,250	1,846,250
Expected volatility rate percentage			12.96%
Risk-free interest rate			0.75%
Expected life			1 year
Price per warrant (in Dollars per share) | $ / shares			$ 0.01
Equity percentage		60.00%	60.00%
Sale price (in Dollars per share) | $ / shares			$ 16.5
Number of shares of right issued		270,250
Exercise price (in Dollars per share) | $ / shares	$ 11.5		$ 11.5
Trading day period, term		20 days
Redemption price per public warrant. (in Dollars per share) | $ / shares		$ 0.01
Redemption of public warrants		30 days
Stock price trigger for redemption of public warrants (in Dollars per share) | $ / shares		$ 16.5
Public Rights [Member]
Stockholders’ (Deficit) Equity [Line Items]
Number of rights outstanding			5,750,000
Estimated fair value rights (in Dollars) | $		$ 4.4	$ 4.4
Fair value rights price per unit (in Dollars per share) | $ / shares		$ 0.76	$ 0.76
Expected volatility rate percentage			12.96%
Risk-free interest rate			0.75%
Expected life			1 year
Exercise price (in Dollars per share) | $ / shares			$ 0
Stock price (in Dollars per share) | $ / shares			$ 9.03
Private Rights [Member]
Stockholders’ (Deficit) Equity [Line Items]
Number of rights outstanding			351,250	351,250
Purchase of each warrant	1
Public Warrants [Member]
Stockholders’ (Deficit) Equity [Line Items]
Number of rights outstanding		5,750,000	5,750,000
Threshold trading days for redemption of public warrants		20 days
Threshold consecutive trading days for redemption of public warrants		30 days
Private Warrants [Member]
Stockholders’ (Deficit) Equity [Line Items]
Number of rights outstanding			351,250	351,250
Redeemable Warrants [Member]
Stockholders’ (Deficit) Equity [Line Items]
Price per warrant (in Dollars per share) | $ / shares			$ 11.5
Warrant [Member]
Stockholders’ (Deficit) Equity [Line Items]
Expected volatility rate percentage			12.96%
Risk-free interest rate			1.16%
Expected life			5 years
Exercise price (in Dollars per share) | $ / shares			$ 11.5
Stock price (in Dollars per share) | $ / shares			9.03
Price per warrant (in Dollars per share) | $ / shares			$ 0.21
Warrants expire		5 years	5 years
Market price per share (in Dollars per share) | $ / shares		$ 9.2	$ 9.2
Market price percentage		115.00%	115.00%
Redemption trigger price (in Dollars per share) | $ / shares		$ 16.5	$ 16.5
Market value percentage		165.00%	165.00%
Warrants issued			5,750,000
Estimated fair value of warrants (in Dollars) | $			$ 1.2
Number of shares of right issued		270,250
Purchase of each warrant		1
Exercise price (in Dollars per share) | $ / shares	$ 11.5	$ 11.5
Public Rights [Member]
Stockholders’ (Deficit) Equity [Line Items]
Number of rights outstanding		5,750,000
Common Stock [Member]
Stockholders’ (Deficit) Equity [Line Items]
Common stock, shares authorized		15,000,000
Common stock, par value (in Dollars per share) | $ / shares		$ 0.0001
Common stock, shares outstanding		1,846,250	1,846,250
Common stock, shares issued		1,846,250	1,846,250
Measurement Input, Price Volatility [Member]
Stockholders’ (Deficit) Equity [Line Items]
Derivative liability, measurement input		12.96
Measurement Input, Price Volatility [Member] | Warrant [Member]
Stockholders’ (Deficit) Equity [Line Items]
warrant measurement input		12.96
Measurement Input, Risk Free Interest Rate [Member]
Stockholders’ (Deficit) Equity [Line Items]
Derivative liability, measurement input		0.75
Measurement Input, Risk Free Interest Rate [Member] | Warrant [Member]
Stockholders’ (Deficit) Equity [Line Items]
warrant measurement input		1.16
Measurement Input, Exercise Price [Member]
Stockholders’ (Deficit) Equity [Line Items]
Derivative liability, measurement input		0
Measurement Input, Exercise Price [Member] | Warrant [Member]
Stockholders’ (Deficit) Equity [Line Items]
warrant measurement input		11.5
Measurement Input, Share Price [Member]
Stockholders’ (Deficit) Equity [Line Items]
Derivative liability, measurement input		9.03
Measurement Input, Share Price [Member] | Warrant [Member]
Stockholders’ (Deficit) Equity [Line Items]
warrant measurement input		9.03
Measurement Input, Expected Term [Member] | Warrant [Member]
Stockholders’ (Deficit) Equity [Line Items]
warrant measurement input		5
Business Combination [Member]
Stockholders’ (Deficit) Equity [Line Items]
Per share (in Dollars per share) | $ / shares			$ 9.2
Business combination issue price (in Dollars per share) | $ / shares		$ 9.2	$ 10.15
Common Stock [Member]
Stockholders’ (Deficit) Equity [Line Items]
Trading day period, term		10 days
IPO [Member]
Stockholders’ (Deficit) Equity [Line Items]
Rights issued			5,750,000
Per share (in Dollars per share) | $ / shares	10		$ 10
Sale price (in Dollars per share) | $ / shares	$ 10
Number of shares of right issued	5,750,000	6,101,250
Purchase of each warrant	1
Number of warrants issued	1
IPO [Member] | Warrant [Member]
Stockholders’ (Deficit) Equity [Line Items]
Exercise price (in Dollars per share) | $ / shares		$ 0.21
Number of warrants issued		5,750,000
Fair value of the warrants (in Dollars) | $		$ 1.2
IPO [Member] | Business Combination [Member]
Stockholders’ (Deficit) Equity [Line Items]
Number of shares of right issued		610,125
IPO [Member] | Public Rights [Member]
Stockholders’ (Deficit) Equity [Line Items]
Number of shares of right issued		5,750,000